Subsequent Events (Details) - USD ($)	Feb. 11, 2025	Dec. 31, 2024
Subsequent Events [Line Items]
Common stock reserved for issuance (in Shares)		5,934,289
Subsequent Event [Member]
Subsequent Events [Line Items]
Cash	$ 5,000,000
Other investment	16,000,000
Maximum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company	21,000,000
Lending amount	1,000,000
Minimum [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Invested company	15,000,000
Lending amount	$ 1,800,000
2025 Plan [Member]
Subsequent Events [Line Items]
Common stock reserved for issuance (in Shares)		1,950,000